Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)		Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Accounts Payable - Schedule of Accounts Payable (Details) [Line Items]
Accounts Payable towards others	[1]	$ 20,639,479	$ 14,279,152
Total Accounts Payable		20,791,914	14,431,587
Related Party [Member]
Accounts Payable - Schedule of Accounts Payable (Details) [Line Items]
Accounts payable towards related parties		$ 152,435	$ 152,435

[1]	The Company carried out negotiations with its vendors which resulted in a short-term deferral in payments and/or reduction in outstanding liability. The Company has accounted for this transaction as troubled debt restructuring under ASC 470-60 (Refer to Note 4) and includes provision for settlement of litigation (Refer to Note 33).